Income (Loss) Per Share (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Income (Loss) Per Share [Abstract]
Basic and Diluted Income (Loss) per Share
The computations of basic and diluted income (loss) per share are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Net income (loss)	$28.0	$(13.0)	$(125.1)	$(27.0)
Less: Net income (loss) attributable to noncontrolling interests	—	(0.1)	0.1	(0.6)
Net Income (Loss) Attributable to Gardner Denver Holdings, Inc.	$28.0	$(12.9)	$(125.2)	$(26.4)
Income (Loss) per share:
Basic	$0.14	$(0.09)	$(0.71)	$(0.18)
Diluted	$0.13	$(0.09)	$(0.71)	$(0.18)
Average shares outstanding:
Basic	201.3	148.8	175.7	148.8
Dilutive effect of share-based awards	6.8	—	—	—
Diluted	208.1	148.8	175.7	148.8

The computations of basic and diluted loss per share are as follows (shares in thousands):
	For the Years Ended December 31,
	2016	2015	2014
Net Loss	$(31,290)	$(351,988)	$(135,925)
Less: Net Loss attributable to noncontrolling interests	5,330	(835)	(902)
Net Loss Attributable to Gardner Denver Holdings, Inc.	$(36,620)	$(351,153)	$(135,023)
Average shares outstanding:
Basic	149,184	149,646	148,883
Diluted	149,184	149,646	148,883
Loss per share:
Basic	$(0.25)	$(2.35)	$(0.91)
Diluted	$(0.25)	$(2.35)	$(0.91)